Original Issue Discount Senior Secured Convertible Promissory Note	12 Months Ended
Dec. 31, 2015
Original Issue Discount Senior Secured Convertible Promissory Note / Current Portion of Long-Term Debt/ Debt Related Parties [Abstract]
Original Issue Discount Senior Secured Convertible Promissory Note

Note 6 – Original Issue Discount Senior Secured Convertible Promissory Note

Original Notes

Following the closing of the Reverse Merger in December 2009, the Company issued 26.6 units in the 2009 Private Placement consisting of an aggregate of $2,660,000 of 2009 Notes and 2009 Warrants exercisable into an aggregate of 10,640 shares of common stock exercisable at $312.50 per share, for $50,000 per unit for aggregate proceeds to the Company of $990,000. In addition, placement agent warrants to purchase an aggregate of 2,901 shares of common stock exercisable at $262.50 per share were issued. The 2009 Notes are secured by a first-priority security interest in the assets of the Company. Holders of the 2009 Notes and warrants issued in the 2009 Private Placement also have the right to “piggyback” registration of the shares underlying the 2009 Notes and warrants.

Prior to the amendment and restatement of the 2009 Notes, the 2009 Notes were originally due December 31, 2011 and convertible at the option of the holder, into shares of the Company’s common stock at an initial conversion rate of $250.00 per share.

Amended Notes

On December 29, 2011, the Company entered into amendment agreements with holders of the 2009 Notes and 2009 Warrants. Pursuant to the terms of the amendment agreements, (i) 2009 Notes in the aggregate principal amount of $260,000 were converted into an aggregate of 4,160 shares of common stock of the Company at an adjusted conversion price of $62.50 per share, (ii) 2009 Notes in the aggregate principal amount of $2,000,000 were amended to extend the maturity dates from December 31, 2011 to December 31, 2012 and 2009 Notes in the aggregate principal amount of the remaining $400,000 were amended to extend the maturity date from December 31, 2011 to December 31, 2013, (iii) 2009 Notes in the aggregate principal amount of $2,000,000 were amended to adjust the conversion price of such notes from $250.00 per share to $62.50 per share, (iv) 2009 Notes in the aggregate principal amount of $400,000 were amended to provide that such notes shall, from January 1, 2012 onwards, bear interest at the rate of 10% per annum payable on a quarterly basis, upon conversion and at maturity and that such interest may, at the option of the Company, be paid in cash or in shares of common stock of the Company at the interest conversion rate of 90% of the volume weighted average price of the common stock of the Company during the 20 trading days prior to the interest payment date, (v) an aggregate of 5,200 shares of common stock of the Company were issued to certain holders of the 2009 Notes, and (vi) the exercise price of warrants to purchase an aggregate of 13,540 shares of common stock was adjusted from $312.50 per share to $125.00 per share.

Amended Notes (continued)

On December 21, 2012 and on June 27, 2013 the 2009 Notes as described in the preceding paragraph were amended. Pursuant to the terms of the amendment agreements, (i) 2009 Notes in the aggregate principal amount of $2,000,000 were amended to extend the maturity dates from December 31, 2012 to December 31, 2013, (ii) 2009 Notes in the aggregate principal amount of $2,000,000 were amended to provide that such notes shall, from January 1, 2013 onwards, bear interest at the rate of 10% per annum payable on a quarterly basis, upon conversion and at maturity and that such interest may, at the option of the Company, be paid in cash or in shares of common stock of the Company at the interest conversion rate of 90% of the volume weighted average price of the common stock of the Company during the 20 trading days prior to the interest payment date, and (iii) the exercise price of the warrants to purchase an aggregate of 13,541 shares of common stock was adjusted from $125.0 per share to $62.50 per share. Upon amendment of the notes, interest was calculated on the entire $2,400,000 of promissory notes at a rate of 10% per year. Interest expense was accrued in the amount of $60,000 per quarter and shares are issued in lieu of cash payments.

On December 29 and 31, 2013 the 2009 Notes as described in the preceding paragraph were amended. Pursuant to the terms of the amendment agreements, (i) 2009 Notes in the aggregate principal amount of $2,400,000 were amended to extend the maturity dates from December 31, 2013 to December 31, 2014, (ii) the exercise price of the warrants to purchase an aggregate of 13,541 shares of common stock was adjusted from $62.50 per share to $25.00 per share. Additionally, the Company also agreed to extend the expiration date of the warrants to purchase an aggregate of 10,640 shares of common stock from December 31, 2014 to December 31, 2016.

As of December 31, 2015, the Company issued 75,180 shares of its common stock in lieu of interest payments in the aggregate of $700,000 relating to the 2009 Notes in the aggregate principal of $2,400,000.

As of December 31, 2015, the entire $2,400,000 balance of the amended 2009 Notes remains outstanding. In the transaction, the Company recognized a discount of $1,670,000 which was amortized over the original life of the 2009 Notes. The discount represented the original issue discount. In addition, the Company determined that the value of the warrants in the transaction of $412,830 as a discount to the 2009 Notes. This discount was being amortized as well over the original life of the 2009 Notes.

The 2009 Notes mature on June 30, 2016 (these notes were extended on January 29, 2016 and will convert to equity if the merger is completed - see Note 11).

As of December 31, 2015, $2,400,000 of the 2009 Notes are classified as a current liability and the amounts have not been repaid as of the issuance of these financial statements. The modifications made to the debt instruments did not constitute a material modification under ASC 470-50.